Property and Equipment - Additional information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment [Line Items]
Depreciation expense	$ 18.7	$ 17.0	$ 13.0
Software Development
Property Plant And Equipment [Line Items]
Capitalized internal software development costs	$ 8.6	$ 6.6	$ 8.1